SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Restricted ordinary shares
SHARE-BASED COMPENSATION
Summary of the restricted ordinary shares activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Outstanding at January 1, 2018	32,689,010	0.57
Granted	—	—
Vested	(32,689,010)	0.57
Outstanding at December 31, 2018	—	—

Schedule of share-based compensation expenses recognized

	For the year ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Research and development expenses	12,821,215	13,045,853	18,371,203
General and administrative expenses	62,763,591	46,185,090	207,871,076
Total restricted ordinary shares compensation expense	75,584,806	59,230,943	226,242,279

Amended 2016 Plan
SHARE-BASED COMPENSATION
Summary of the share options activities

			Weighted
		Weighted	remaining
	Number of	average exercise	contractual	Aggregate
	shares	price	years	intrinsic value
		US$		US$
Outstanding at January 1, 2018	4,265,750	0.20
Granted	1,215,696	0.08
Forfeited	(167,200)	0.20
Outstanding at December 31, 2018	5,314,246	0.17	8.06	17,644,761
Exercisable as of December 31, 2018	2,059,200	0.20	7.24	6,795,360

Schedule of stock option valuation allowance using the binomial option pricing model

Grant Date:	2016	2017	2018
Risk-free rate of return (per annum)	1.52% - 1.95%	2.25% - 2.48%	2.78%-3.13%
Volatility	54.8% - 56.5%	51.7% - 54.4%	49.9%-50.9%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2	2.2	2.2
Fair value of underlying ordinary share	US$0.44 - US$0.80	US$0.44 - US$1.22	US$2.05 - US$4.10
Expected term (in years)	10	10	10

Schedule of share-based compensation expenses recognized

	For the year ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	220,226	253,545	246,947
Selling and marketing expenses	1,377,422	1,611,160	2,124,728
Research and development expenses	708,847	832,782	955,538
General and administrative expenses	413,602	598,668	2,392,740
Total share option compensation expense	2,720,097	3,296,155	5,719,953

Amended 2016 Plan | Restricted ordinary shares
SHARE-BASED COMPENSATION
Summary of the restricted ordinary shares activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Outstanding at January 1, 2018	—	—
Granted	100,000	4.33
Vested	—	—
Outstanding at December 31, 2018	100,000	4.33

2018 Plan
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	220,226	253,545	246,947
Selling and marketing expenses	1,377,422	1,611,160	2,124,728
Research and development expenses	13,530,062	13,878,635	52,864,313
General and administrative expenses	63,177,193	46,783,758	210,638,939
Total share-based compensation expense	78,304,903	62,527,098	265,874,927